Annual Operating Expenses - FidelityLimitedTermGovernmentFund-PRO - FidelityLimitedTermGovernmentFund-PRO - Fidelity Limited Term Government Fund - Fidelity Limited Term Government Fund	Jan. 28, 2023
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%